SCHEDULE OF FUTURE MINIMUM RENTAL PAYMENTS FOR OPERATING AND FINANCE LEASES (Details) - USD ($)	Dec. 31, 2021	Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, 2022	$ 937,590	$ 682,373
Finance Leases, 2022	9,065	2,558
Operating Leases, 2023	674,488	931,948
Finance Leases, 2023	9,065
Operating Leases, 2024	30,739	674,488
Finance Leases, 2024	4,533
Operating Leases, 2025		30,739
Finance Leases, 2025
Operating Leases, Total Minimum Future Payments	1,642,817	2,319,548
Finance Leases, Total Minimum Future Payments	22,663	2,558
Operating Leases, Less: Imputed Interest	96,985	190,600
Finance Leases, Less: Imputed Interest	2,650	12
Operating Leases, Present Value of Lease Liabilities	1,545,832	2,128,948
Finance Leases, Present Value of Lease Liabilities	$ 20,013	$ 2,546